Segment Reporting (Sales By Geographic Region) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 58,114	$ 124,131	$ 150,582
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	43,698	103,985	107,908
North America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	280	1,442	836
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,365	7,560	13,586
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,221	8,048	20,715
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 4,550	$ 3,096	$ 7,537